UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin         New York, NY                    2/14/2008
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:       $4,499,173
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                   Form 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5     COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- ---------------- --------- -------- ---------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
AFLAC INC                       COM              001055102    38574  615900 SH          SOLE               615900     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                COM              02209S103    43617  577100 SH          SOLE               577100     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                COM              02209S103   906960 1200000 SH  CALL    SOLE             12000000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105    90427 1473000 SH          SOLE              1473000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
AMERICAN EAGLE OUTFITTERS NE    COM              02553E106    37976 1828400 SH          SOLE              1828400     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
BASIC ENERGY SVCS INC NEW       COM              06985P100     8383  381900 SH          SOLE               381900     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
CABOT OIL & GAS CORP            COM              127097103   129394 3205200 SH          SOLE              3205200     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
CONSOL ENERGY INC               COM              20854P109   134622 1882300 SH          SOLE              1882300     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
DELTA AIR LINES INC DEL         COM NEW          247361702     1132   76000 SH  CALL    SOLE                76000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
ENPRO INDS INC                  COM              29355X107     2670   87100 SH          SOLE                87100     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106   151655 3973134 SH          SOLE              3973134     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
FOREST CITY ENTERPRISES INC     CL A             345550107     9630  216700 SH          SOLE               216700     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
FOUNDATION COAL HLDGS INC       COM              35039W100    70116 1335550 SH          SOLE              1335550     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
GOODYEAR TIRE & RUBR CO         COM              382550101    64003 2268000 SH          SOLE              2268000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
KEARNY FINL CORP                COM              487169104    10134  850915 SH          SOLE               850915     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
KEY ENERGY SVCS INC             COM              492914106    15228 1058250 SH          SOLE              1058250     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
LEAP WIRELESS INTL INC          COM NEW          521863308   166541 3570783 SH          SOLE              3570783     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
LOEWS CORP                      COM              540424108   238244 4732700 SH          SOLE              4732700     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
LOEWS CORP                      CAROLNA GP STK   540424207     9494  111300 SH          SOLE               111300     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
MI DEVS INC                     CL A SUB VTG     55304X104    46621 1672800 SH          SOLE              1672800     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
MIRANT CORP NEW                 *W EXP 01/03/201 60467R118     7894  428801 SH          SOLE               428801     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
NORTHWEST AIRLS CORP            COM              667280408     2822  194492 SH          SOLE               194492     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
OCH ZIFF CAP MGMT GROUP         CL A             67551U105    72333 2752414 SH          SOLE              2752414     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
PETROHAWK ENERGY CORP           COM              716495106    78703 4546700 SH          SOLE              4546700     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
PMA CAP CORP                    CL A             693419202    16482 2005166 SH          SOLE              2005166     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
QUALCOMM INC                    COM              747525103    42616 1083000 SH          SOLE              1083000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
QUALCOMM INC                    COM              747525103   157400 4000000 SH  CALL    SOLE              4000000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
ROWAN COS INC                   COM              779382100   106724 2704600 SH          SOLE              2704600     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
SPDR TR                         UNIT SER 1       78462F103  1428472 9770000 SH  PUT     SOLE              9770000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
SHANDA INTERACTIVE ENTMT LTD    SPONSORED ADR    81941Q203   104606 3137542 SH          SOLE              3137542     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
SL GREEN RLTY CORP              COM              78440X101   163258 1746821 SH          SOLE              1746821     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
SP ACQUISITION HOLDINGS INC     UNIT 99/99/9999  78470A203    15300 1500000 SH          SOLE              1500000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
U S AIRWAYS GROUP INC           COM              90341W108     4768  324100 SH  CALL    SOLE               324100     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
WEYERHAEUSER CO                 COM              962166104    18147  246100 SH          SOLE               246100     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
WILLIAMS COS INC DEL            COM              969457100   104227 2913000 SH          SOLE              2913000     0        0
------------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- -------- ----------------
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